Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Number of Common Shares	Number of Class “A” Shares	Common Shares	Commitment to issue shares	Class “A” Shares	Reserves	Share subscriptions received	Currency translation adjustment	Deficit	Equity	Non-controlling Interest	Total
Balance at Dec. 31, 2019			$ 74,639,357		$ 28,247	$ 7,409,092	$ 230,947	$ 31,020	$ (80,820,209)	$ 1,518,455	$ (3,729,041)	$ (2,210,586)
Balance (in Shares) at Dec. 31, 2019	563,702	338
Shares issued in private placement			2,870,313			42,164				2,912,477		2,912,477
Shares issued in private placement (in Shares)	63,169
Share subscriptions received			230,947				(230,947)
Contribution benefit						170,329				170,329		170,329
Exercise of warrants			3,542,474							3,542,474		3,542,474
Exercise of warrants (in Shares)	70,410
Shares issued for services and investment			753,583							753,583		753,583
Shares issued for services and investment (in Shares)	18,042
Exercise of options			9,999			(7,419)				2,580		2,580
Exercise of options (in Shares)	250
Stock-based compensation						1,049,135				1,049,135		1,049,135
Cumulative translation adjustment								(117,629)		(117,629)	(329,673)	(447,302)
Loss and comprehensive loss									(5,776,053)	(5,776,053)	(1,134,987)	(6,911,040)
Balance at Dec. 31, 2020			82,046,672		28,247	8,663,301		(86,609)	(86,596,261)	4,055,351	(5,193,701)	(1,138,350)
Balance (in Shares) at Dec. 31, 2020	715,573	338
Shares issued in public offering			11,040,000							11,040,000		11,040,000
Shares issued in public offering (in Shares)	98,134
Share issuance costs			(1,558,277)							(1,558,277)		(1,558,277)
Exercise of warrants			379,814			(22,905)				356,909		356,909
Exercise of warrants (in Shares)	6,417
Shares issued for warrant exercise			1,615,058							1,615,058		1,615,058
Shares issued for warrant exercise (in Shares)	14,357
Stock-based compensation						66,616				66,616		66,616
Cumulative translation adjustment								(93,521)		(93,521)	(262,106)	(355,627)
Loss and comprehensive loss									(9,573,290)	(9,573,290)	(995,875)	(10,569,165)
Change in accounting policy - presentation currency (Note 4)								180,130		180,130	283,046	463,176
Balance at Feb. 01, 2021			93,523,267		28,247	8,707,012			(96,169,552)	6,088,975	(6,168,636)	(79,660)
Balance (in Shares) at Feb. 01, 2021	834,481	338
Shares issued with acquisition			10,532,735							10,532,735		10,532,735
Shares issued with acquisition (in Shares)	103,377
Commitment to issue shares				2,703,326						2,703,326		2,703,326
Shares issued for services			206,614							206,614		206,614
Shares issued for services (in Shares)	1,954
Exercise of warrants			5,555,728			(108,960)				5,446,768		5,446,768
Exercise of warrants (in Shares)	89,269
Exercise of options			408,370			(16,071)				392,299		392,299
Exercise of options (in Shares)	7,870
Stock-based compensation						2,079,312				2,079,312		2,079,312
Loss and comprehensive loss									(4,825,782)	(4,825,782)	(2,452,945)	(7,278,726)
Balance at Dec. 31, 2021			110,226,715	2,703,326	28,247	10,661,294			(100,995,334)	22,624,249	(8,621,581)	14,002,668
Balance (in Shares) at Dec. 31, 2021	1,036,951	338
Shares issued in private placement			1,119,373							1,119,373		1,119,373
Shares issued in private placement (in Shares)	412,292
Shares issued with acquisition			425,445	(2,703,326)		2,277,881
Shares issued with acquisition (in Shares)	4,196
Shares issued in public offering			12,132,360							12,132,360		12,132,360
Shares issued in public offering (in Shares)	2,707,291
Share issuance costs			(1,736,662)							(1,736,662)		(1,736,662)
Holdco shares exchanged for common shares			186,294						(4,562,631)	(4,376,337)	4,376,337
Holdco shares exchanged for common shares (in Shares)	11,441
Stock-based compensation						1,567,583				1,567,583		1,567,583
Cumulative translation adjustment								154,970		154,970		154,970
Loss and comprehensive loss									(19,624,448)	(19,624,448)	(2,137,885)	(21,762,333)
Balance at Dec. 31, 2022			$ 122,353,525		$ 28,247	$ 14,506,758		$ 154,970	$ (125,182,412)	$ 11,861,088	$ (6,383,129)	$ 5,477,959
Balance (in Shares) at Dec. 31, 2022	4,172,171	338										338